UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2014

Date of reporting period: JUNE 30, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Shareholder Report

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

June 30, 2014

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Semi-Annual Shareholder Report

June 30, 2014

Tennenbaum Opportunities Partners V, LP (the “Partnership”) files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Partnership’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Partnership’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the Partnership’s proxy voting guidelines and information regarding how the Partnership voted proxies relating to portfolio investments during the most recent 12-month period may be obtained without charge on the SEC’s website at http://www.sec.gov, or by calling the Partnership’s advisor, Tennenbaum Capital Partners, LLC, at (310) 566-1000. Collect calls for this purpose are accepted.

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Portfolio Asset Allocation (Unaudited)

June 30, 2014

Percent of Cash
Industry	and Investments

Gaming Industries	6.6%
Radio and Television Broadcasting	6.1%
Wired Telecommunications Carriers	5.3%
Cable and Other Subscription Programming	5.1%
Pharmaceutical and Medicine Manufacturing	3.9%
Other Telecommunications	3.8%
Oil and Gas Extraction	3.8%
Business Support Services	3.8%
Management, Scientific, and Technical Consulting Services	3.7%
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing	3.6%
Full-Service Restaurants	3.6%
Motion Picture and Video Industries	3.4%
Other Investment Pools and Funds	3.1%
Coal Mining	3.1%
Deep Sea, Coastal, and Great Lakes Water Transportation	2.9%
Other Electrical Equipment and Component Manufacturing	2.7%
Scheduled Air Transportation	2.7%
Specialty Hospitals	2.4%
Scientific Research and Development Services	2.3%
Highway, Street, and Bridge Construction	2.1%
Nonscheduled Air Transportation	2.0%
Nondepository Credit Intermediation	1.9%
Computer Systems Design and Related Services	1.6%
Electronic Shopping and Mail-Order Houses	1.6%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services	1.5%
Communications Equipment Manufacturing	1.4%
Electric Power Generation, Transmission and Distribution	1.2%
Wireless Telecommunications Carriers (except Satellite)	1.1%
Other Financial Investment Activities	0.9%
Petroleum and Coal Products Manufacturing	0.9%
Grocery Stores	0.9%
Newspaper, Periodical, Book, and Directory Publishers	0.7%
Architectural, Engineering, and Related Services	0.5%
Electrical Equipment Manufacturing	0.5%
Iron and Steel Mills and Ferroalloy Manufacturing	0.4%
Aerospace Product and Parts Manufacturing	0.3%
Semiconductor and Other Electronic Component Manufacturing	0.1%
Metal Ore Mining	0.1%
Depository Credit Intermediation	0.0%
Home Furnishings Stores	0.0%
Traveler Accommodation	0.0%
Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing	0.0%
Miscellaneous Securities	1.7%
Cash and Cash Equivalents	6.7%
Total	100.0%

2

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Assets and Liabilities (Unaudited)

June 30, 2014

Assets
Investments, at fair value:
Companies less than 5% owned (cost $891,589,366)	$785,649,607
Companies 5% to 25% owned (cost $363,280,874)	300,821,368
Companies more than 25% owned (cost $153,047,925)	102,721,770
Total investments (cost $1,407,918,165)	1,189,192,745

Cash and cash equivalents	85,221,364
Accrued interest income:
Companies less than 5% owned	9,823,121
Companies 5% to 25% owned	941,242
Companies more than 25% owned	724,190
Deferred debt issuance costs	1,575,787
Prepaid expenses and other assets	2,063,091
Total assets	1,289,541,540

Liabilities
Credit facility payable	131,083,401
Payable for investments purchased	15,000,000
Management and advisory fees payable	2,167,500
Payable to the Investment Manager	619,304
Payable to the Common Limited Partner	543,258
Interest payable	383,821
Accrued expenses and other liabilities	2,660,807
Total liabilities	152,458,091

Preferred equity facility
Series A preferred interests; $20,000/interest liquidation preference; 25,000 interests authorized, 18,450 interests issued and outstanding	369,000,000
Accumulated distributions on Series A preferred interests	868,367
Total preferred limited partner interests	369,868,367

Net assets applicable to common limited and general partners	$767,215,082

Composition of net assets applicable to common limited and general partners
Paid-in capital	$1,081,728,330
Distributions in excess of net investment income	(1,896,748)
Accumulated net realized loss	(94,867,488)
Accumulated net unrealized depreciation	(217,749,012)
Net assets applicable to common limited and general partners	$767,215,082

See accompanying notes.

3

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

June 30, 2014

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (70.00%)
Bank Debt (48.58%) (1)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (1.45%)
Expert Global Solutions, LLC, Senior Secured 1st Lien Term Loan B, LIBOR + 7.25%, 1.25% LIBOR Floor, due 4/3/18	$1,607,702	$1,605,693	0.13%
Expert Global Solutions, LLC, Senior Secured 2nd Lien Term Loan, LIBOR + 11%, 1.5% LIBOR Floor, due 10/3/18	$17,348,047	16,896,998	1.32%
Total Accounting, Tax Preparation, Bookkeeping, and Payroll Services		18,502,691

Aerospace Product and Parts Manufacturing (0.01%)
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14 (4)	$134,907	73,862	0.01%

Business Support Services (3.28%)
STG-Fairway Acquisitions, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.25%, 1.25% LIBOR Floor, due 8/28/19	$41,208,525	41,744,236	3.28%

Cable and Other Subscription Programming (2.80%)
Medfort, S.a.r.l., 1st Lien Term Loan A, 15% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€3,423,334	4,687,229	0.37%
Medfort, S.a.r.l., 1st Lien Term Loan A2, 15% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€12,035,724	16,479,314	1.29%
Medfort, S.a.r.l., 1st Lien Term Loan B, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€27,623,608	1,399,423	0.11%
Medfort, S.a.r.l., 1st Lien Term Loan B2, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€11,785,943	-	-
Primacom Finance (Lux) S.A., Super Senior Facility, 1%, due 4/30/34 (2), (3)	€9,563,786	13,094,736	1.03%
Total Cable and Other Subscription Programming		35,660,702

Coal Mining (3.00%)
Eagle Coal Company, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 10% , 1.5% LIBOR Floor, due 7/10/18	$11,759,633	11,359,805	0.89%
Oxford Mining Company, LLC, Senior Secured 2nd Lien Term Loan, LIBOR + 9.75% Cash + 5.75% PIK, 1.25% LIBOR Floor, due 12/24/15	$28,368,155	26,893,011	2.11%
Total Coal Mining		38,252,816

Communications Equipment Manufacturing (0.71%)
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15 (4), (6)	$38,898,064	9,082,698	0.71%

Computer Systems Design and Related Services (1.63%)
Coreone Technologies, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 3.75% Cash + 5% PIK, 1% LIBOR Floor, due 9/4/18	$20,842,953	20,738,738	1.63%

Electric Power Generation, Transmission and Distribution (1.22%)
Longview Power, LLC, Senior Secured 1st Lien Non Extended Term Loan, LIBOR + 4.75%, due 2/28/14	$19,055,046	12,481,055	0.98%
Longview Power, LLC, Senior Secured Super Priority Debtor-in-Possession, LIBOR + 7.5%, 1.5% LIBOR Floor, due 11/22/15	$1,155,996	3,093,990	0.24%
Total Electric Power Generation, Transmission and Distribution		15,575,045

4

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2014

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Electrical Equipment Manufacturing (0.51%)
API Technologies Corp., Senior Secured 1st Lien Term Loan, LIBOR + 7.50%, 1.50% LIBOR Floor, due 2/6/18	$6,427,389	$6,424,175	0.51%

Electronic Shopping and Mail-Order Houses (1.48%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 12.5%, due 3/31/16	$18,882,943	18,854,619	1.48%

Full-Service Restaurants (3.57%)
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18 (6)	$16,698,762	3,256,259	0.25%
RM OpCo, LLC, Convertible 1st Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16 (6)	$4,202,300	4,202,300	0.33%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/21/16 (6)	$10,566,291	10,566,291	0.83%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B, 12% Cash + 7% PIK, due 3/21/16 (6)	$20,938,604	20,938,604	1.64%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16 (6)	$6,594,286	6,594,286	0.52%
Total Full-Service Restaurants		45,557,740

Grocery Stores (0.91%)
Bashas, Inc., Senior Secured 1st Lien FILO Term Loan, LIBOR + 9.35%, 1.5% LIBOR Floor, due 12/28/15	$11,416,262	11,587,506	0.91%

Management, Scientific, and Technical Consulting Services (3.66%)
Hill International, Inc., Senior Secured 2nd Lien Term Loan, 7.5%, due 10/18/16	$46,666,667	46,666,667	3.66%

Motion Picture and Video Industries (3.41%)
CORE Entertainment, Inc., Senior Secured 1st Lien Term Loan, 9%, due 6/21/17	$26,627,910	23,965,119	1.88%
CORE Entertainment, Inc., Senior Secured 2nd Lien Term Loan, 13.5%, due 6/21/18	$21,302,328	19,512,932	1.53%
Total Motion Picture and Video Industries		43,478,051

Nonscheduled Air Transportation (1.82%)
One Sky Flight, LLC, Senior Secured 2nd Lien Term Loan, 12% Cash + 3% PIK, due 6/3/19	$23,226,579	23,226,579	1.82%

Other Electrical Equipment and Component Manufacturing (2.73%)
Palladium Energy, Inc., 1st Lien Senior Secured Term Loan, LIBOR + 9%, 1% LIBOR Floor, due 12/26/17	$34,263,954	34,777,914	2.73%

Other Financial Investment Activities (0.95%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/31/22	$29,705,711	12,080,273	0.95%

Other Telecommunications (3.79%)
Gogo, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 9.75%, 1.5% LIBOR Floor, due 6/21/17	$45,355,558	48,303,669	3.79%

5

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2014

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Petroleum and Coal Products Manufacturing (0.93%)
Boomerang Tube, LLC, 2nd Lien Term Loan, LIBOR + 9.5%, 1.5% LIBOR Floor, due 10/11/17	$13,072,437	$11,895,918	0.93%

Radio and Television Broadcasting (4.82%)
SiTV, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 6% Cash + 4% PIK, 2% LIBOR Floor, due 8/3/16	$23,698,302	25,001,709	1.96%
The Tennis Channel, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 8.5%, due 5/29/17	$36,208,684	36,371,623	2.86%
Total Radio and Television Broadcasting		61,373,332

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (1.03%)
AGY Holding Corp., Senior Secured Term Loan, 12%, due 9/15/16 (2)	$7,200,688	7,200,688	0.57%
GSE Environmental, Inc., Senior Secured Debtor-In-Possession Loan, LIBOR + 9.5%, 1.5% LIBOR Floor, due 11/4/14	$5,915,068	5,915,068	0.46%
Total Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing		13,115,756

Scheduled Air Transportation (1.35%)
Aircraft Secured Mortgages - Aircraft Leased to Delta Air Lines, Inc.
N913DL, 8%, due 3/15/17 (6)	$481,244	495,000	0.04%
N918DL, 8%, due 8/15/18 (6)	$682,494	703,560	0.05%
N954DL, 8%, due 3/20/19 (6)	$917,287	943,140	0.07%
N955DL, 8%, due 6/20/19 (6)	$957,082	983,400	0.08%
N956DL, 8%, due 5/20/19 (6)	$953,827	980,100	0.08%
N957DL, 8%, due 6/20/19 (6)	$965,454	991,980	0.08%
N959DL, 8%, due 7/20/19 (6)	$976,983	1,003,860	0.08%
N960DL, 8%, due 10/20/19 (6)	$1,019,449	1,047,420	0.08%
N961DL, 8%, due 8/20/19 (6)	$1,005,112	1,032,900	0.08%
N976DL, 8%, due 2/15/18 (6)	$683,471	704,220	0.06%
Aircraft Secured Mortgages - Aircraft Leased to United Airlines, Inc.
N510UA, 20%, due 10/26/16 (6)	$2,682,461	3,202,794	0.25%
N512UA, 20%, due 10/26/16 (6)	$2,746,315	3,298,726	0.26%
N545UA, 16%, due 8/29/15 (6)	$1,691,115	1,818,145	0.14%
Total Scheduled Air Transportation		17,205,245

6

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2014

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Specialty Hospitals (2.44%)
21C East Florida, LLC, Term Loan B, LIBOR + 11.75%, 1.25% LIBOR Floor, due 1/15/17	$12,934,246	$12,649,692	0.99%
South Florida Radiation Oncology Coconut Creek, LLC, Term Loan A, LIBOR + 5.75%, 1.25% LIBOR Floor, due 1/15/17	$1,790,896	1,775,673	0.14%
UBC Healthcare Analytics, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 9%, 1% LIBOR Floor, due 7/1/18	$16,627,402	16,710,539	1.31%
Total Specialty Hospitals		31,135,904

Wireless Telecommunications Carriers (except Satellite) (1.08%)
Globalive Wireless Management Corp., Senior Secured 1st Lien Term Loan, LIBOR + 10.9%, due 4/30/14 - (Canada)	$13,634,043	13,770,383	1.08%
Total Bank Debt (Cost $709,617,598)		619,084,519

Other Corporate Debt Securities (21.42%)
Aerospace Product and Parts Manufacturing (0.09%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15 (4)	$20,957,000	860,264	0.07%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15 (4)	$6,123,000	251,343	0.02%
Total Aerospace Product and Parts Manufacturing		1,111,607

Architectural, Engineering, and Related Services (0.51%)
Global Geophysical Services, Inc., Senior Unsecured Notes, 10.5%, due 5/1/17 (4)	$15,906,000	6,567,047	0.51%

Communications Equipment Manufacturing (0.34%)
Avaya, Inc., Senior Secured 2nd Lien Notes, 10.5%, due 3/1/21 (5)	$4,732,000	4,383,015	0.34%

Electronic Shopping and Mail-Order Houses (0.01%)
Shop Holding LLC, Convertible Promissory Note, 5%, due 8/5/15 (5)	$205,825	185,860	0.01%

Gaming Industries (2.42%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$80,839,000	30,920,917	2.42%

Home Furnishings Stores (0.03%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$9,189,000	367,560	0.03%

Iron and Steel Mills and Ferroalloy Manufacturing (0.40%)
Essar Steel Minnesota, LLC, Secured Notes, 11.5%, due 5/15/20 (5)	$5,000,000	5,075,000	0.40%

Nondepository Credit Intermediation (1.89%)
Caribbean Financial Group, Senior Secured Notes, 11.5%, due 11/15/19 - (Cayman Islands) (5)	$22,000,000	24,090,000	1.89%

Oil and Gas Extraction (3.44%)
Linc Energy Finance, Inc., Senior Secured Notes, 12.5%, due 10/31/17 (5)	$16,220,000	17,902,825	1.40%
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (2), (5)	$24,340,000	25,952,525	2.04%
Total Oil and Gas Extraction		43,855,350

7

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2014

Showing Percentage of Total Cash and Investments of the Partnership

	Principal		Percent of
	Amount or	Fair	Cash and
Investment	Shares	Value	Investments

Debt Investments (continued)
Other Investment Pools and Funds (2.79%)
Magnolia Finance V plc, Asset-Backed Credit Linked Notes, 13.125%, due 8/2/21 - (Cayman Islands) (5)	$35,000,000	$35,539,000	2.79%

Pharmaceutical and Medicine Manufacturing (1.92%)
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16 - (France) (2), (5)	$24,483,000	24,483,000	1.92%

Radio and Television Broadcasting (1.21%)
SiTV, Inc., Senior Secured Notes, 10.375%, due 7/1/19 (5)	$15,000,000	15,393,750	1.21%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (2.41%)
AGY Holding Corp., Senior Secured 2nd Lien Notes, 11%, due 11/15/16 (2), (5)	$32,444,500	30,692,497	2.41%

Scientific Research and Development Services (2.29%)
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17 (5)	$26,732,000	29,137,880	2.29%

Miscellaneous Securities (1.67%) (8)	$30,894,000	21,250,335	1.67%

Total Other Corporate Debt Securities (Cost $323,722,522)		273,052,818

Total Debt Investments (Cost $1,033,340,120)		892,137,337

Equity Securities (23.31%)
Aerospace Product and Parts Manufacturing (0.23%)
Beech Holdings, LLC, Membership Units (4), (5)	380,716	2,902,959	0.23%

Architectural, Engineering, and Related Services (0.00%)
Alion Science & Technology Corporation, Warrants (4)	9,175	92	-

Business Support Services (0.48%)
Findly Talent, LLC, Membership Units (4), (5)	1,993,022	456,402	0.04%
STG-Fairway Holdings, LLC, Class A Units (4), (5)	2,368,001	5,670,889	0.44%
Total Business Support Services		6,127,291

Cable and Other Subscription Programming (2.31%)
Perseus Holdings S.A., Common Stock - (Luxembourg) (2), (3), (4), (5)	78,000	1,413,231	0.11%
Primacom Finance (Lux) S.A. (Finance), Common Equity (2), (3), (4), (5)	10,442,055	22,562,508	1.77%
Primacom Finance (Lux) S.A. (Finance), Warrants to Purchase Ordinary Shares (2), (3), (4), (5)	18,677	5,526,775	0.43%
Total Cable and Other Subscription Programming		29,502,514

Coal Mining (0.09%)
Oxford Resource Holdings, LLC, Warrants to Purchase Class B Units (4), (5)	85	4,363	-
Oxford Resource Partners, LP, Warrants to Purchase Common Units (4), (5)	702,034	1,165,938	0.09%
Oxford Resource Partners, LP, Warrants to Purchase Subordinated Units (4), (5)	651,246	4,363	-
Total Coal Mining		1,174,664

8

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2014

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Communications Equipment Manufacturing (0.38%)
Dialogic, Inc., Common Stock (4), (5), (6)	4,504,102	$4,751,828	0.37%
Dialogic, Inc., Preferred Stock (4), (5), (6)	1	100	-
Dialogic, Inc., Warrants to Purchase Common Stock (4), (5), (6)	1,920,000	93,312	0.01%
Total Communications Equipment Manufacturing		4,845,240

Deep Sea, Coastal, and Great Lakes Water Transportation (2.86%)
Blue Wall Shipping Limited, Common Stock - (Marshall Islands) (4)	1,339,286	15,415,182	1.21%
Tanker Investments Ltd., Common Stock (4)	1,436,162	16,040,350	1.26%
TCP KC, LLC, Membership Units - (Marshall Islands) (4), (5)	4,521,396	5,007,899	0.39%
Total Deep Sea, Coastal, and Great Lakes Water Transportation		36,463,431

Depository Credit Intermediation (0.04%)
Doral Financial Corporation, Common Stock - (Puerto Rico) (4)	120,539	520,728	0.04%

Electronic Shopping and Mail-Order Houses (0.08%)
Shop Holding, LLC, Class A Units (4), (5)	1,427,232	1,050,585	0.08%
Shop Holding, LLC, Warrants to Purchase Class A Units (4), (5)	919,351	-	-
Total Electronic Shopping and Mail-Order Houses		1,050,585

Full-Service Restaurants (0.00%)
RM Holdco, LLC, Membership Units (4), (5), (6)	42,552,000	-	-

Gaming Industries (4.22%)
TOPV New World Holdings, LLC, Membership Interests - (Canada) (2), (4), (5)	6,843,047	50,628,970	3.97%
Tropicana Entertainment, Inc., Common Stock (4), (5)	180,844	3,191,897	0.25%
Total Gaming Industries		53,820,867

Highway, Street, and Bridge Construction (2.07%)
Contech Holdings, Inc., Common Stock (2), (4), (5)	711,255	26,315,297	2.07%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (4), (5)	94	16,104	-

Metal Ore Mining (0.05%)
St. Barbara Ltd., Common Stock - (Australia) (3), (4)	6,254,591	678,495	0.05%

Newspaper, Periodical, Book, and Directory Publishers (0.70%)
HW Topco, Inc., Common Stock (4), (5)	868,872	8,762,574	0.69%
HW Topco, Inc., Preferred Stock (5)	1,693	17,074	-
TBC Holdings I, Inc., Common Stock (4), (5)	2,967	74,768	0.01%
Total Newspaper, Periodical, Book, and Directory Publishers		8,854,416

Nonscheduled Air Transportation (0.14%)
Flight Options Holdings I, Inc., Warrants to Purchase Common Stock (4), (5)	2,329	1,692,183	0.14%

Oil and Gas Extraction (0.35%)
Woodbine Intermediate Holdings, LLC, Membership Units (4), (5), (6)	576	4,435,300	0.35%

9

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2014

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Other Financial Investment Activities (0.00%)
Marsico Holdings, LLC, Common Interest Units (4), (5)	474,738	$11,916	-

Other Investment Pools and Funds (0.36%)
TCP Delos Cayman Holdings, Common Shares - (Cayman Islands) (3), (4), (5), (6)	551,799	725,303	0.06%
TCP Delos Cayman Holdings, Common Shares - (Cayman Islands) (4), (5), (6)	726,529	726,529	0.06%
TCP Delos Delaware Holdings, LLC, Partnership Interest (3), (4), (5), (6)	2,394,699	3,147,669	0.24%
Total Other Investment Pools and Funds		4,599,501

Other Telecommunications (0.01%)
LightSquared Inc., Call Option $0.01 (4), (5)	475,268	123,570	0.01%

Pharmaceutical and Medicine Manufacturing (1.95%)
NVHL S.A., Common Shares - (Luxembourg) (2), (3), (4), (5)	5,127,200	24,829,612	1.95%

Radio and Television Broadcasting (0.07%)
SCG Financial Acquisition Corp., Common Stock (4)	146,428	327,999	0.02%
SiTV, Inc., Warrants to Purchase Common Stock (4), (5)	786,791	598,591	0.05%
Total Radio and Television Broadcasting		926,590

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (0.21%)
KAGY Holding Company, Inc., Series A Preferred Stock (2), (4), (5)	34,229	2,640,852	0.21%

Scheduled Air Transportation (1.33%)
Equipment Trusts - Aircraft Leased to Delta Air Lines, Inc.
N913DL Trust Beneficial Interest (5), (6)	1,680	236,280	0.02%
N918DL Trust Beneficial Interest (5), (6)	1,406	270,586	0.02%
N954DL Trust Beneficial Interest (5), (6)	1,323	136,620	0.01%
N955DL Trust Beneficial Interest (5), (6)	1,284	217,800	0.02%
N956DL Trust Beneficial Interest (5), (6)	1,293	209,220	0.02%
N957DL Trust Beneficial Interest (5), (6)	1,284	211,200	0.02%
N959DL Trust Beneficial Interest (5), (6)	1,274	212,520	0.02%
N960DL Trust Beneficial Interest (5), (6)	1,248	211,200	0.02%
N961DL Trust Beneficial Interest (5), (6)	1,265	200,640	0.01%
N976DL Trust Beneficial Interest (5), (6)	1,487	199,309	0.01%
Equipment Trusts - Aircraft Leased to United Airlines, Inc.
N510UA Trust Beneficial Interests (5), (6)	567	4,391,026	0.34%
N512UA Trust Beneficial Interests (5), (6)	559	4,313,226	0.34%
N545UA Trust Beneficial Interests (5), (6)	714	6,186,419	0.48%
Total Scheduled Air Transportation		16,996,046

Semiconductor and Other Electronic Component Manufacturing (0.11%)
TPG Hattrick Holdco, LLC, Common Units (4), (5)	1,935,857	1,297,024	0.11%

Traveler Accommodation (0.02%)
Buffets Restaurants Holdings, Inc., Common Stock (4), (5)	139,526	279,052	0.02%

10

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2014

Showing Percentage of Total Cash and Investments of the Partnership

	Principal		Percent of
	Amount or	Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Wired Telecommunications Carriers (5.25%)
Hawaiian Telcom Holdco, Inc., Common Stock (4)	462,676	$13,237,160	1.04%
Hawaiian Telcom Holdco, Inc., Warrants (4)	54,272	749,496	0.06%
Integra Telecom, Inc., Common Stock (2), (4), (5)	10,080,250	41,179,837	3.23%
Integra Telecom, Inc., Warrants (2), (4), (5)	3,018,747	1,734,874	0.14%
V Telecom Investment S.C.A., Common Shares - (Luxembourg) (3), (4), (5)	3,741	10,049,712	0.78%
Total Wired Telecommunications Carriers		66,951,079

Total Equity Securities (Cost $374,578,045)		297,055,408

Total Investments (Cost $1,407,918,165) (7)		1,189,192,745

Cash and Cash Equivalents (6.69%)
Wells Fargo Securities, LLC, Overnight Repurchase Agreement, 0.05%, due 7/1/14
Collateralized by Federal Home Loan Bank Bond	$3,262,282	3,262,282	0.26%
Union Bank of California, Commercial Paper, 0.08%, due 7/1/14	$75,500,000	75,500,000	5.93%
Cash Denominated in Foreign Currency	€488,205	668,450	0.05%
Cash Denominated in Foreign Currency	£100,175	171,360	0.01%
Cash Held on Account at Various Institutions	$5,619,272	5,619,272	0.44%
Total Cash and Cash Equivalents		85,221,364

Total Cash and Investments		$1,274,414,109	100.00%

Notes to Statement of Investments:

(1)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(3)	Principal amount or shares denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(4)	Non-income producing security.

(5)	Restricted security – See Note 2, Summary of Significant Accounting Policies.

(6)	Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(7)	Includes investments with an aggregate fair value of $10,648,418 that have been segregated to collateralize certain unfunded commitments.

(8)	Miscellaneous Securities are comprised of certain unrestricted security positions that have not previously been publicly disclosed.

Aggregate acquisitions and aggregate dispositions of investments, other than government securities, totaled $109,194,572 and $192,512,237, respectively.

Aggregate acquisitions includes investment assets received as payment in-kind. Aggregate dispositions includes principal paydowns on debt investments.

The total value of restricted securities and bank debt as of June 30, 2014 was $1,082,005,777, or 84.90% of total cash and investments of the Partnership.

See accompanying notes.

11

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Operations (Unaudited)

Six Months Ended June 30, 2014

Investment income
Interest income:
Companies less than 5% owned	$52,655,802
Companies 5% to 25% owned	5,077,641
Companies more than 25% owned	5,013,136
Dividend income:
Companies less than 5% owned	2,409,752
Companies 5% to 25% owned	647,358
Companies more than 25% owned	6,767,285
Other income:
Companies less than 5% owned	981,914
Companies 5% to 25% owned	93,442
Companies more than 25% owned	2,128,621
Total investment income	75,774,951

Operating expenses
Management and advisory fees	13,877,667
Interest expense	997,308
Amortization of deferred debt issuance costs	804,580
Legal fees, professional fees and due diligence expenses	378,067
Commitment fees	320,096
Insurance expense	108,165
Director fees	96,333
Custody fees	88,000
Other operating expenses	400,037
Total operating expenses	17,070,253

Net investment income	58,704,698

Net realized and unrealized gain (loss)
Net realized gain from:
Investments in companies less than 5% owned	8,323,365
Investments in companies 5% to 25% owned	2,957,653
Investments in companies more than 25% owned	2,101,622
Foreign currency transactions	982,141
Net realized gain	14,364,781

Net change in net unrealized appreciation/depreciation on:
Investments	(49,026,862)
Foreign currency	(1,327,681)
Net change in net unrealized appreciation/depreciation	(50,354,543)

Net realized and unrealized loss	(35,989,762)

Dividends paid on preferred equity facility	(1,766,583)
Net change in accumulated dividends on preferred equity facility	31,070

Net increase in net assets applicable to common limited and general partners resulting from operations	20,979,423

See accompanying notes.

12

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)
		Common
		Limited	General
	Total	Partner	Partner
Net assets applicable to common limited and general partners, beginning of period	$804,406,930	$804,406,930	$-

Net investment income	58,704,698	58,704,698	-
Net realized gain	14,364,781	14,364,781	-
Net change in net unrealized appreciation/depreciation	(50,354,543)	(50,354,543)	-
Dividends paid on preferred equity facility from net investment income	(1,766,583)	(1,766,583)	-
Net change in accumulated dividends on preferred equity facility	31,070	31,070	-
Net increase in net assets applicable to common limited and general partners resulting from operations	20,979,423	20,979,423	-

Distributions to common limited and general partners from:
Net investment income	(58,171,271)	(58,171,271)	-

Net assets applicable to common limited and general partners, end of period (including distributions in excess of net investment income of $1,896,748)	$767,215,082	$767,215,082	$-

	Year Ended December 31, 2013
		Common
		Limited	General
	Total	Partner	Partner
Net assets applicable to common limited and general partners, beginning of year	$772,619,947	$772,619,947	$-

Net investment income	109,642,106	109,642,106	-
Net realized loss	(9,614,810)	(9,614,810)	-
Net change in net unrealized appreciation/depreciation	35,258,561	35,258,561	-
Dividends paid on preferred equity facility from net investment income	(3,724,145)	(3,724,145)	-
Net change in accumulated dividends on preferred equity facility	31,450	31,450	-
Net increase in net assets applicable to common limited and general partners resulting from operations	131,593,162	131,593,162	-

Distributions to common limited and general partners from:
Net investment income	(99,806,179)	(99,806,179)	-

Net assets applicable to common limited and general partners, end of year (including distributions in excess of net investment income of $694,662)	$804,406,930	$804,406,930	$-

See accompanying notes.

13

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2014

Operating activities
Net increase in net assets applicable to common limited and general partners resulting from operations	$20,979,423
Adjustments to reconcile net increase in net assets applicable to common limited and general partners resulting from operations to net cash provided by operating activities:
Net realized gain	(14,364,781)
Net change in net unrealized appreciation/depreciation	50,335,387
Dividends paid on preferred equity facility	1,766,583
Net change in accumulated dividends on preferred equity facility	(31,070)
Interest income paid in kind	(5,474,495)
Net accretion of market discount	(4,446,442)
Accretion of original issue discount	(3,232,132)
Amortization of deferred debt issuance costs	804,580
Changes in assets and liabilities:
Purchases of investments	(103,720,077)
Proceeds from sales, maturities and paydowns of investments	192,512,237
Decrease in receivable for investments sold	7,140,045
Increase in accrued interest income - companies less than 5% owned	(651,274)
Decrease in accrued interest income - companies 5% to 25% owned	233,301
Increase in accrued interest income - companies more than 25% owned	(88,944)
Increase in prepaid expenses and other assets	(535,285)
Increase in management and advisory fees payable	2,167,500
Increase in payable to the Common Limited Partner	30,770
Increase in payable for investments purchased	7,054
Increase in payable to the Investment Manager	77,516
Increase in interest payable	112,876
Decrease in accrued expenses and other liabilities	(202,338)
Net cash provided by operating activities	143,420,434

Financing activities
Proceeds from draws on credit facility	144,500,000
Principal repayments on credit facility	(133,698,890)
Dividends paid on preferred equity facility	(1,766,583)
Payment for debt issuance costs	(1,300,000)
Distributions to common limited partner	(86,702,039)
Net cash used in financing activities	(78,967,512)

Net increase in cash and cash equivalents	64,452,922
Cash and cash equivalents at beginning of period	20,768,442
Cash and cash equivalents at end of period	$85,221,364

Supplemental disclosure:
Interest payments	$884,432

See accompanying notes.

14

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited)

June 30, 2014

1. Organization and Nature of Operations

Tennenbaum Opportunities Partners V, LP (the “Partnership”), a Delaware Limited Partnership, is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Partnership has elected to be treated as a partnership for U.S. federal income tax purposes.

The Certificate of Limited Partnership of the Partnership was filed with the Delaware Secretary of State on September 29, 2006, and the Partnership commenced operations on December 15, 2006. The Partnership was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities. The stated objective of the Partnership is to achieve high total returns while minimizing losses. Tennenbaum Opportunities Fund V, LLC (“TOF V” or the “Common Limited Partner”) owns the entire common limited partnership interest in the Partnership.

The General Partner of the Partnership is SVOF/MM, LLC (“SVOF/MM”). The managing member of SVOF/MM is Tennenbaum Capital Partners, LLC (“TCP”), which serves as the Investment Manager of the Partnership. Babson Capital Management LLC serves as Co-Manager. Substantially all of the equity interests in the General Partner are owned directly or indirectly by TCP, Babson Capital Management LLC and employees of TCP.

Partnership management consists of the General Partner and the Board of Directors. The General Partner directs and executes the day-to-day operations of the Partnership, subject to oversight from the Board of Directors, which performs certain functions required by the 1940 Act. The Board of Directors has delegated investment management of the Partnership’s assets to the Investment Manager and the Co-Manager. The Board of Directors consists of four persons, three of whom are independent. If the Partnership has preferred limited partner interests outstanding, as it currently does, the holders of the preferred limited partner interests voting separately as a class will be entitled to elect two of the Partnership’s Directors. The remaining directors of the Partnership will be subject to election by holders of the common limited partner interests and preferred limited partner interests voting together as a single class.

Partnership Structure

Total maximum capitalization of the Partnership is approximately $1.73 billion, consisting of $1.105 billion of common limited partner interests (the “Common Limited Interests”) from the Common Limited Partner, $369 million of preferred limited partner interests (the “Preferred Limited Interests”) and $260 million under a senior secured revolving credit facility (the “Senior Facility”). The Common Limited Interests, Preferred Limited Interests and the amount drawn under the Senior Facility are used to purchase Partnership investments and to pay certain fees and expenses of the Partnership. Most of the cash and investments of the Partnership are included in the collateral for the Senior Facility.

15

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2014

1. Organization and Nature of Operations (continued)

The Partnership will liquidate and distribute its assets and will be dissolved on October 10, 2016, subject to up to two one-year extensions if requested by the General Partner and approved by TOF V as the holder of the Common Limited Interests. However, the Partnership Agreement will prohibit liquidation of the Partnership prior to October 10, 2016 if the Preferred Limited Interests are not redeemed in full prior to such liquidation.

Preferred Equity Facility

At June 30, 2014, the Partnership had 18,450 Preferred Limited Interests issued and outstanding with a liquidation preference of $20,000 per interest. The Preferred Limited Interests are redeemable at the option of the Partnership, subject to certain conditions. Additionally, under certain conditions, the Partnership may be required to either redeem certain of the Preferred Limited Interests or repay indebtedness, at the Partnership’s option. Such conditions would include a failure by the Partnership to maintain adequate collateral as required by its credit facility agreement or by the Statement of Preferences of the Preferred Limited Interests, or a failure by the Partnership to maintain sufficient asset coverage as required by the 1940 Act. At June 30, 2014, the Partnership was in full compliance with such requirements.

The Preferred Limited Interests accrue dividends at an annual rate equal to LIBOR plus 0.75%, or in the case of any holders of Preferred Limited Interests that are CP Conduits (as defined in the leveraging documents), the higher of LIBOR plus 0.75% or the CP Conduit’s cost of funds rate plus 0.75%, subject to certain limitations and adjustments.

2. Summary of Significant Accounting Policies

Basis of Presentation

The financial statements of the Partnership have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The following is a summary of the significant accounting policies of the Partnership.

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates and assumptions to be reasonable, actual results could differ from those estimates.

16

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2014

2. Summary of Significant Accounting Policies (continued)

Investment Valuation

Management values investments held by the Partnership at fair value based upon the principles and methods of valuation set forth in policies adopted by the Partnership’s Board of Directors and in conformity with procedures set forth in the Senior Facility and Statement of Preferences for the Preferred Limited Interests. Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date.

Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued for financial reporting purposes as of the last business day of the reporting period using the closing price on the date of valuation. Liquid investments not listed on a recognized exchange or market quotation system are priced by a nationally recognized pricing service or by using quotations from broker-dealers. Investments not priced by a pricing service or for which market quotations are either not readily available or are determined to be unreliable are valued by independent valuation services or, for investments aggregating less than 5% of the total capitalization of the Partnership, by the Investment Manager.

Fair valuations of investments are determined under guidelines adopted by the Partnership’s Board of Directors, and are subject to their approval. Generally, to increase objectivity in valuing the Partnership’s investments, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible. The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, nor incremental value for potential changes that may take place in the future. The values assigned to investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. The foregoing policies apply to all investments, including those in companies and groups of affiliated companies aggregating more than 5% of the Partnership’s assets.

17

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2014

2. Summary of Significant Accounting Policies (continued)

Fair valuations of investments in each asset class are determined using one or more methodologies including the market approach, income approach, or, in the case of recent investments, the cost approach, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets. The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that may be taken into account include, as relevant: available current market data, including relevant and applicable market trading and transaction comparables, applicable market yields and multiples, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, M&A comparables, our principal market and enterprise values, among other factors.

Unobservable inputs used in the fair value measurement of the Partnership’s Level 3 investments as of June 30, 2014 included the following:

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
Bank Debt	$592,917,498	Market rate approach Market quotations Market comparable companies Market comparable companies	Market yields Indicative bid/ask quotes Revenue multiples EBITDA multiples	3.7% - 22.7% (12.3%) 1 - 2 (1) 0.3x - 0.4x (0.4x) 7.8x - 9.5x (9.0x)
Other Corp Debt	148,989,096	Market rate approach Market quotations Market comparable companies	Market yields Indicative bid/ask quotes EBITDA multiples	10.5% - 15.8% (10.5%) 1 - 10 (2) 7.8x - 7.8x (7.8x)
Equity	258,306,951	Market rate approach Market quotations Market comparable companies Market comparable companies	Market yields Indicative bid/ask quotes Revenue multiples EBITDA multiples	9.0% - 18.0% (11.5%) 1 - 2 (1) 0.4x - 0.4x (0.4x) 2.0x - 10.5x (8.0x)

Generally, a change in an unobservable input may result in a change to the value of an investment as follows:

Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Market yields	Decrease	Increase
Revenue multiples	Increase	Decrease
EBITDA multiples	Increase	Decrease

Investments of the Partnership may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period.

18

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2014

2. Summary of Significant Accounting Policies (continued)

At June 30, 2014, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$30,920,917	$35,556,560
2	Other observable market inputs*	26,167,021	93,142,805	3,191,897
3	Independent third-party pricing sources that employ significant unobservable inputs	592,917,498	147,877,489	245,981,995
3	Investment Manager valuations with significant unobservable inputs	-	1,111,607	12,324,956
Total		$619,084,519	$273,052,818	$297,055,408

* E.g., quoted prices in inactive markets or quotes for comparable instruments

Changes in investments categorized as Level 3 during the six months ended June 30, 2014 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$635,703,807	$95,210,990	$214,039,902
Net realized and unrealized losses	(24,318,391)	(6,623,141)	(1,238,127)
Acquisitions	46,913,189	229,435	17,903,952
Dispositions	(90,234,368)	(3,986,924)	(19,600,407)
Transfers into Level 3ǂ	24,853,261	63,047,129	24,700,422
Transfers out of Level 3†	-	-	(3,110,517)
Reclassifications within Level 3	-	-	13,286,770
Ending balance	$592,917,498	$147,877,489	$245,981,995

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized losses, above)	$(26,669,328)	$(6,807,720)	$4,112,926

ǂ Comprised of six investments that were transferred from Level 2 due to reduced trading volumes.

† Comprised of one investment that was transferred to Level 2 due to increased observable market activity.

19

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2014

2. Summary of Significant Accounting Policies (continued)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$-	$1,120,733	$26,093,381
Net realized and unrealized losses	-	(9,126)	(2,671,663)
Acquisitions	-	-	5,171,278
Dispositions	-	-	(2,981,270)
Reclassifications within Level 3	-	-	(13,286,770)
Ending balance	$-	$1,111,607	$12,324,956

Net change in unrealized losses during the period on investments still held at period end (included in net realized and unrealized losses, above)	$-	$(9,126)	$(95,642)

Investment Transactions

The Partnership records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of investments sold.

Cash and Cash Equivalents

Cash consists of amounts held in accounts with brokerage firms and the custodian bank. Cash equivalents consist of highly liquid investments with an original maturity of three months or less.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Partnership’s policy that its custodian take possession of the underlying collateral, the fair value of which is required to exceed the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Partnership may be delayed or limited.

20

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2014

2. Summary of Significant Accounting Policies (continued)

Restricted Investments

The Partnership may invest without limitation in instruments that are subject to legal or contractual restrictions on resale. These instruments generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered. Disposal of these investments may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted investments is included at the end of the Statement of Investments. Restricted investments, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

Foreign Investments

The Partnership may invest in instruments traded in foreign countries and denominated in foreign currencies. At June 30, 2014, the Partnership held foreign currency denominated investments comprising approximately 8.80% of the Partnership’s total investments by fair value. Such positions were converted at the closing rate in effect at June 30, 2014, and reported in U.S dollars.  Purchases and sales of investments and income and expense items denominated in foreign currencies, when they occur, are translated into U.S dollars on the respective dates of such transactions. The Partnership reports that portion of the results of operations resulting from foreign exchange rates on investments separately from the gains or losses arising from changes in market prices of investments held.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Derivatives

In order to mitigate certain currency exchange risks associated with foreign currency denominated investments, the Partnership has entered into certain forward exchange transactions. The Partnership recognizes all derivatives as either assets or liabilities in the Statement of Assets and Liabilities. The transactions are accounted for using the mark-to-market method with the resulting change in fair value recognized in earnings for the current period. Risks may arise upon entering into these contracts from potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

21

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2014

2. Summary of Significant Accounting Policies (continued)

Gains and losses from derivative transactions during the six months ended June 30, 2014 were included in net realized and unrealized gain (loss) on investments in the Statement of Operations as follows:

Instrument	Realized	Unrealized
Foreign currency forward exchange contract	$375,659	$(578,133)

Debt Issuance Costs

Costs of approximately $8.5 million were incurred in connection with the initial placement of the Partnership’s Senior Facility. During 2014, additional costs of $1.3 million were incurred in connection with the extension of the Senior Facility (Note 5). These costs were deferred and are being amortized on a straight-line basis over the estimated life of the Senior Facility. The impact of utilizing the straight-line amortization method versus the effective-interest method is not material to the operations of the Partnership.

Revenue Recognition

Interest and dividend income, including income paid in kind, is recorded on an accrual basis. Origination, structuring, closing, commitment and other upfront fees earned with respect to capital commitments are generally amortized or accreted into interest income over the life of the respective debt investment. Other fees, including certain amendment fees, prepayment fees, and commitment fees on broken deals, are recognized as earned. Prepayment fees and similar income received upon the early repayment of a loan or debt security are included in interest income.

Certain of the Partnership’s debt investments are purchased at a considerable discount to par as a result of the underlying credit risks and financial results of the issuer, as well as general market factors that influence the financial markets as a whole. GAAP generally requires that discounts on the acquisition of corporate bonds, municipal bonds and treasury bonds be amortized using the effective-interest or constant-yield method. GAAP also requires the Partnership to consider the collectability of interest when making accruals. Accordingly, when accounting for purchase discounts, the Partnership recognizes discount accretion income when it is probable that such amounts will be collected, generally at disposition. When the Partnership receives principal payments on a loan in an amount in excess of the loan’s amortized cost, it records the excess principal payments as interest income.

22

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2014

2. Summary of Significant Accounting Policies (continued)

Income Taxes

The Partnership’s income or loss is reported in the partners’ income tax returns. Consequently, no income taxes are paid at the Partnership level or reflected in the Partnership’s financial statements. In accordance with ASC Topic 740 - Income Taxes, the Partnership recognizes in its financial statements the effect of a tax position when it is determined that such position is more likely than not, based on the technical merits, to be sustained upon examination. As of June 30, 2014, the tax returns, the qualification of the Partnership, and the amount of allocable Partnership income or loss for all tax years since January 1, 2010 are subject to examination by federal taxing authorities. No such examinations are currently pending.

Cost and unrealized appreciation (depreciation) of the investments of the Partnership at June 30, 2014 for U.S. federal income tax purposes were as follows:

Unrealized appreciation	$111,297,967
Unrealized depreciation	(330,023,387)
Net unrealized depreciation	(218,725,420)

Cost	$1,407,918,165

3. Allocations and Distributions

Net income and gains of the Partnership are distributed first to the Common Limited Partner until it has received an 8% annual weighted-average return on its undistributed contributed equity, and then to the General Partner until it has received 20% of all cumulative income and gain distributions (the “Hurdle”). 80% of all remaining net income and gain distributions are allocated to the Common Limited Partner, with the remaining 20% allocated to the General Partner. For purposes of determining whether the 8% return to the Common Limited Partner has been exceeded and whether the General Partner has received the catch-up amount, the performance of the Partnership includes the performance of the Common Limited Partner for periods prior to the inception of the Partnership. Net investment income or loss, realized gain or loss on investments, and appreciation or depreciation on investments for the period are allocated to the Common Limited Partner and the General Partner in a manner consistent with that used to determine distributions. As of June 30, 2014, the Hurdle exceeded the cumulative performance of the Partnership; accordingly, no performance allocation was recorded.

23

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2014

3. Allocations and Distributions (continued)

Distributions to the Common Limited Partner are generally based on the Common Limited Partner’s estimated taxable earnings from its interest in the Partnership, and are recorded on the ex-dividend date. The timing of distributions is determined by the General Partner, which has provided the Investment Manager with certain criteria for such distributions. Any net long-term capital gains are distributed at least annually. As of June 30, 2014, the Partnership had distributed $659,427,489 to the Common Limited Partner since inception.

4. Management and Advisory Fees and Other Expenses

The Partnership incurs an annual management and advisory fee, payable to the Investment Manager monthly in arrears, equal to 1.5% of the sum of the Common Limited Interest commitments (reduced after the ramp-up period by returns of contributed capital) and the Preferred Limited Interests and debt potentially issuable in respect of such Common Limited Interest commitments, subject to reduction by the amount of the Senior Facility commitment when the Senior Facility is no longer outstanding and the amount of the Preferred Limited Interests when less than $1 million in liquidation preference of Preferred Limited Interests remains outstanding. In addition to the management fee, the General Partner is entitled to a performance allocation as discussed in Note 3, above. As compensation for its services, the Co-Manager receives a portion of the management fees paid to the Investment Manager. The Co-Manager also receives a portion of any performance allocation paid to the General Partner.

The Partnership pays all expenses incurred in connection with the business of the Partnership, including fees and expenses of outside contracted services, such as custodian, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments, and any other transaction costs associated with the purchase and sale of investments of the Partnership.

5. Senior Secured Revolving Credit Facility

The Senior Facility is a senior secured revolving credit facility issued by the Partnership. Effective April 30, 2014, the Senior Facility was amended, pursuant to which the total maximum commitment was reduced from $436 million to $260 million and the maturity was extended from December 15, 2014 to June 15, 2016. In connection with this reduction, management fees were reduced by an annualized rate of $2.64 million per year beginning April 30, 2014. The total maximum commitment will be further reduced to $195 million on December 15, 2015 and to $130 million on March 15, 2016.

24

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2014

5. Senior Secured Revolving Credit Facility (continued)

Before the amendment effective date, advances under the Senior Facility bore interest at LIBOR or EURIBOR plus 0.425% per annum, except in the case of loans from CP Conduits, which bore interest at the higher of (i) LIBOR or EURIBOR (as applicable) plus 0.425% or (ii) the CP Conduit’s cost of funds plus 0.425%, subject to certain limitations. Short-term advances under the swingline facility bore interest at the LIBOR Market Index Rate plus 0.425% per annum or the main refinancing rate as set by the European Central Bank for such period, plus 0.85% per annum.

Beginning on the amendment effective date, advances under the Senior Facility bear interest at LIBOR, EURIBOR or the lender’s cost of funds plus 2.50% per annum subject to certain limitations. Also, the Senior Facility accrues commitment fees at a rate of 0.75% per annum on the unused portion of the Senior Facility, or 2.50% per annum when less than $130,000,000 in borrowings are outstanding. The weighted-average interest rate on outstanding borrowings at June 30, 2014 was 2.63%. The Senior Facility may be terminated, and any outstanding amounts thereunder may become due and payable, should the Partnership fail to satisfy certain financial or other covenants. As of June 30, 2014, the Partnership was in full compliance with such covenants.

Foreign currency advances are reported in US dollars using the closing rate in effect on the date of valuation. At June 30, 2014, outstanding borrowings included €39,500,000 ($54,083,401) and $77,000,000. Accrued interest included €2,856 ($3,911) and $379,910.

6. Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Partnership conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major securities exchanges. Banking activities are conducted with a firm headquartered in the San Francisco area.

In the normal course of business, the Partnership’s investment activities involve executions, settlement and financing of various investment transactions resulting in receivables from, and payables to, brokers, dealers and the Partnership’s custodian. These activities may expose the Partnership to risk in the event such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business.

The Statement of Investments includes certain revolving loan facilities held by the Partnership with aggregate unfunded balances of approximately $7.1 million.

25

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2014

6. Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk (continued)

Consistent with standard business practice, the Partnership enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The Partnership’s maximum exposure under these arrangements and activities is unknown. However, the Partnership expects the risk of material loss to be remote.

7. Related Parties

The Partnership, the Common Limited Partner, the Investment Manager, the General Partner and their members and affiliates may be considered related parties. From time to time, the Partnership makes payments to third parties on behalf of the Common Limited Partner which are funded by or reimbursable through contributions from or deductions from distributions to the Common Limited Partner. At June 30, 2014, the Partnership had a liability to the Common Limited Partner in the amount of $543,258 as reflected in the Statement of Assets and Liabilities. From time to time, the Investment Manager advances payments to third parties on behalf of the Partnership and receives reimbursement from the Partnership. At June 30, 2014, such reimbursable amounts totaled $619,304 as reflected in the Statement of Assets and Liabilities.

26

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

8. Financial Highlights

	Six Months
	Ended
	June 30, 2014	Year Ended December 31,
	(Unaudited)	2013	2012	2011	2010

Period return on invested assets (1), (2)	3.1%	12.7%	7.6%	(0.8)%	18.0%

Gross return to common limited partner (1)	2.5%	17.7%	6.5%	(4.3)%	19.4%
Less: General Partner allocation (1)	0.0%	0.0%	0.0%	0.0%	0.0%
Period return to common limited partner (1), (3)	2.5%	17.7%	6.5%	(4.3)%	19.4%

Ratios to average common equity: (4), (5)
Net investment income	14.7%	13.6%	11.5%	10.1%	10.9%
Expenses	4.3%	4.2%	4.0%	3.4%	3.4%
Expenses and General Partner allocation	4.3%	4.2%	4.0%	3.4%	3.4%

Ending net assets attributable to common limited partner	$767,215,082	$804,406,930	$772,619,947	$834,882,226	$1,010,196,281
Portfolio turnover rate (1)	8.7%	31.2%	41.8%	41.1%	66.8%
Weighted-average debt outstanding	$130,431,742	$225,346,892	$87,573,428	$88,160,550	$82,122,988
Weighted-average interest rate	1.5%	0.6%	0.8%	1.5%	0.9%

Annualized Inception to Date Performance Data as of June 30, 2014:
Return on invested assets (1)	6.0%
Internal rate of return (6)	5.1%

(1)	Not annualized for periods of less than one year.

(2)	Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(3)	Returns (net of dividends on the preferred equity facility, allocations to the General Partner, and partnership expenses, including financing costs and management fees) are calculated on a monthly geometrically linked, time-weighted basis.

(4)	These ratios include interest expense but do not reflect the effect of dividends on the preferred equity facility.

(5)	Annualized for periods of less than one year, except for allocations to the General Partner.

(6)	Net of dividends on the preferred equity facility, allocations to the General Partner, and partnership expenses, including financing costs and management fees. Internal rate of return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which the discounted cash flows equal the initial cash outlays. The IRR presented assumes liquidation of the Partnership at net asset value as of the balance sheet date.

27

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Changes in Investments in Affiliates (1) (Unaudited)

Six Months Ended June 30, 2014

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period

AGY Holding Corp., Senior Secured 2nd Lien Notes, 11%, due 11/15/16	$32,444,500	$-	$-	$30,692,497
AGY Holding Corp., Senior Secured Term Loan, 12%, due 9/15/16	7,200,688	-	-	7,200,688
Aircraft Secured Mortgages - Aircraft Leased to Delta Air Lines, Inc.
N913DL, 8%, due 3/15/17	576,180	-	(79,850)	495,000
N918DL, 8%, due 8/15/18	771,210	-	(70,684)	703,560
N954DL, 8%, due 3/20/19	1,018,380	-	(81,205)	943,140
N955DL, 8%, due 6/20/19	1,054,680	-	(78,114)	983,400
N956DL, 8%, due 5/20/19	1,053,360	-	(79,413)	980,100
N957DL, 8%, due 6/20/19	1,064,250	-	(78,797)	991,980
N959DL, 8%, due 7/20/19	1,074,480	-	(78,187)	1,003,860
N960DL, 8%, due 10/20/19	1,115,070	-	(77,034)	1,047,420
N961DL, 8%, due 8/20/19	1,103,190	-	(78,894)	1,032,900
N976DL, 8%, due 2/15/18	785,400	-	(82,052)	704,220
Aircraft Secured Mortgages - Aircraft Leased to United Airlines, Inc. N510UA, 20%, due 10/26/16	3,854,395	-	(450,250)	3,202,794
N512UA, 20%, due 10/26/16	3,943,990	-	(440,571)	3,298,726
N536UA, 16%, due 9/29/14	1,086,000	-	(1,036,889)	-
N545UA, 16%, due 8/29/15	2,623,595	-	(687,562)	1,818,145
N585UA, 20%, due 10/25/16	4,630,885	-	(3,741,882)	-
Contech Holdings, Inc., Common Stock	24,609,460	-	-	26,315,297
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15	14,975,754	-	-	9,082,698
Dialogic, Inc., Common Stock	1,571,932	-	-	4,751,828
Dialogic, Inc., Preferred Stock	100	-	-	100
Dialogic, Inc., Warrants to Purchase Common Stock	49,867	-	-	93,312
Equipment Trusts - Aircraft Leased to Delta Air Lines, Inc.
N913DL Trust Beneficial Interest	244,530	79,850	(91,266)	236,280
N918DL Trust Beneficial Interest	277,530	70,684	(86,710)	270,586
N954DL Trust Beneficial Interest	132,000	81,205	(104,582)	136,620
N955DL Trust Beneficial Interest	220,440	78,114	(103,306)	217,800
N956DL Trust Beneficial Interest	211,200	79,413	(104,730)	209,220
N957DL Trust Beneficial Interest	212,850	78,797	(104,296)	211,200
N959DL Trust Beneficial Interest	214,500	78,187	(103,867)	212,520
N960DL Trust Beneficial Interest	212,850	77,034	(103,540)	211,200
N961DL Trust Beneficial Interest	201,630	78,894	(105,353)	200,640
N976DL Trust Beneficial Interest	199,967	82,052	(99,543)	199,309
Equipment Trusts - Aircraft Leased to United Airlines, Inc.
N510UA Trust Beneficial Interest	4,435,373	450,250	(171,053)	4,391,026
N512UA Trust Beneficial Interest	4,365,725	440,571	(168,249)	4,313,226
N536UA Trust Beneficial Interest	6,256,232	765,892	(4,455,990)	-
N545UA Trust Beneficial Interest	6,114,162	687,562	(226,424)	6,186,419
N585UA Trust Beneficial Interest	5,446,294	881,970	(5,114,328)	-
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 6% Cash + 10% PIK, due 12/31/19	2,617,287	-	(2,617,287)	-
ESP Holdings, Inc., 15% PIK, Cumulative Preferred Stock	1,298,124	-	(667,400)	-
ESP Holdings, Inc., Common Stock	939,209	-	(971,745)	-

28

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Changes in Investments in Affiliates (1) (Unaudited) (Continued)

Six Months Ended June 30, 2014

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period

Integra Telecom, Inc., Common Stock	$44,161,617	$-	$-	$41,179,837
Integra Telecom, Inc., Warrants	1,688,447	-	-	1,734,874
KAGY Holding Company, Inc., Series A Preferred Stock	2,317,934	-	-	2,640,852
Medfort, S.a.r.1., 1st Lien Term Loan A, 15% PIK, due 11/21/17	4,704,688	-	-	4,687,229
Medfort, S.a.r.1., 1st Lien Term Loan A2, 15% PIK, due 11/21/17	16,540,696	-	-	16,479,314
Medfort, S.a.r.1., 1st Lien Term Loan B, 1% PIK, due 11/21/17	13,021,352	-	-	1,399,423
Medfort, S.a.r.1., 1st Lien Term Loan B2, 1% PIK, due 11/21/17	13	-	-	-
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16	24,483,000	-	-	24,483,000
NVHL S.A., Common Shares	24,922,097	-	-	24,829,612
Perseus Holdings S.A., Common Stock	-	-	-	1,413,231
Primacom Finance (Lux) S.A., Super Senior Facility, 11%, due 9/30/16	8,423,129	-	(8,489,323)	-
Primacom Finance (Lux) S.A., Super Senior Facility, 1%, due 4/30/34	-	13,262,102	-	13,094,736
Primacom Finance (Lux) S.A. (Finance), Common Equity	-	14,479,997	-	22,562,508
Primacom Finance (Lux) S.A. (Finance), Warrants to Purchase Ordinary Shares	-	-	-	5,526,775
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK, due 11/21/17	3,494,616	-	-	-
RM Holdco, LLC, Membership Units	-	-	-	-
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18	7,105,323	-	-	3,256,259
RM OpCo, LLC, Convertible 1st Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16	3,859,571	358,580	-	4,202,300
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/21/16	10,216,362	300,964	(2,355)	10,566,291
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B, 12% Cash + 7% PIK, due 3/21/16	19,225,541	1,713,063	-	20,938,604
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16	6,056,358	559,494	-	6,594,286
TCP Delos Cayman Holdings, Common Shares	1,484,866	-	(370,212)	1,451,832
TCP Delos Delaware Holdings, LLC, Partnership Interest	3,291,035	-	-	3,147,669
TOPV New World Holdings, LLC, Membership Interests	48,441,792	-	-	50,628,970
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16	27,097,963	-	(1,060,000)	25,952,525
Woodbine Intermediate Holdings, LLC, Membership Units	15,330,697	14,193	-	4,435,300

Note to Schedule of Changes in Investments in Affiliates:

(1)	The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Partnership of 5% or more of the issuers' voting securities.

29

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Restricted Securities of Unaffiliated Issuers (Unaudited)

Six Months Ended June 30, 2014

Investment	Acquisition Date	Cost

Avaya, Inc., Senior Secured 2nd Lien Notes, 10.5%, due 3/1/21	Various 2013	$3,570,970
Beech Holdings, LLC, Membership Units	Various 2013	4,838,108
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17	Various 2012 & 2013	25,290,064
Buffets Restaurants Holdings, Inc., Common Stock	8/24/12	3,813,240
Caribbean Financial Group, Senior Secured Notes, 11.5%, due 11/15/19	10/19/12	21,636,569
Essar Steel Minnesota, LLC, Secured Notes, 11.5%, due 5/15/20	5/7/14	4,896,683
Findly Talent, LLC, Membership Units	1/1/14	649,881
Flight Options Holdings I, Inc., Warrants to Purchase Common Stock	12/4/13	1,609,997
HW Topco, Inc., Common Stock	1/13/12 & 1/15/13	5,861,481
HW Topco, Inc., Preferred Stock	1/13/12	11,398
LightSquared Inc., Call Option $0.01	12/31/13	-
Linc Energy Finance, Inc., Senior Secured Notes, 12.5%, due 10/31/17	10/5/12	15,803,690
Magnolia Finance V plc, Asset-Backed Credit Linked Notes, 13.125%, due 8/2/21	8/1/13	35,000,000
Marsico Holdings, LLC, Common Interest Units	9/10/12	485,982
Oxford Resource Holdings, LLC, Warrants to Purchase Class B Units	6/24/13	3,590
Oxford Resource Partners, LP, Warrants to Purchase Common Units	6/24/13	959,196
Oxford Resource Partners, LP, Warrants to Purchase Subordinated Units	6/24/13	3,590
Precision Holdings, LLC, Class C Membership Interests	9/30/10 & 7/25/11	-
Shop Holding, LLC, Class A Units	6/2/2011 & 3/17/14	1,350,918
Shop Holding, LLC, Convertible Promissory Note, 5%, due 8/5/15	2/5/14	205,825
Shop Holding, LLC, Warrants to Purchase Class A Units	7/1/11	-
SiTV, Inc., Senior Secured Notes, 10.375%, due 7/1/19	6/18/14	15,000,000
SiTV, Inc., Warrants to Purchase Common Stock	8/3/12	1,012,080
STG-Fairway Holdings, LLC, Class A Units	12/30/10 & 10/18/13	2,654,499
TBC Holdings I, Inc., Common Stock	11/18/11	281,286
TCP KC, LLC, Membership Units	Various 2014	4,521,396
TPG Hattrick Holdco, LLC, Common Units	9/30/10	892,388
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500
V Telecom Investment S.C.A., Common Shares	11/9/12	8,688,957

30

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Approval of Investment Management Agreements

(Unaudited)

On May 14, 2014, the Board of Directors of the Partnership, including the “non-interested” Directors (the “Independent Directors”), voted to approve the Investment Management Agreement and Co-Management Agreement (each a “Management Agreement” and collectively, the “Management Agreements”) for an additional one-year term.

In considering whether to recommend re-approval of the Management Agreements, the Independent Directors reviewed materials provided by the Investment Manager, the Co-Manager, fund counsel and independent counsel. The Directors also met with senior personnel of the Investment Manager and discussed a number of topics affecting their determination, including the following.

(a) The nature, extent and quality of services provided by the Investment Manager and Co-Manager. The Independent Directors reviewed the services that the Investment Manager and the Co-Manager provide to the Partnership, including, but not limited to, providing (i) ongoing monitoring and information regarding Partnership investments, (ii) a well-developed due diligence process for investment opportunities, (iii) well established risk management policies, and (iv) proactive monitoring, reporting and valuation mechanisms. The Independent Directors considered the Investment Manager’s and Co-Manager’s ability to continue to perform the services required by the Partnership, including the Investment Manager’s financial condition and whether the Investment Manager and the Co-Manager have the financial and other resources necessary to continue to carry out their respective functions under the Management Agreements. Additionally, the Independent Directors considered the services provided by the Investment Manager to other funds and investment vehicles that they manage.

The Independent Directors noted that as limited life privately offered fund registered under the Investment Company Act, the Partnership is a somewhat unusual investment vehicle. It was also noted that the Investment Manager had developed reporting, valuation and other procedures that were customized to the needs of the Partnership, and that the Investment Manager had expertise in administering such procedures.

In addition, the Independent Directors considered the size, education, background and experience of the Investment Manager’s and Co-Manager’s staff. They also took into consideration the Investment Manager’s and Co-Manager’s quality of service and longevity in the industry. The Independent Directors further noted that the Investment Manager was responsive to the requests of the Directors. Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel.

The Independent Directors concluded that the scope of services provided by the Investment Manager and Co-Manager to the Partnership, including portfolio management and investment advice and compliance with regulatory and tax reporting requirements and investment restrictions, was consistent with the nature, extent and quality of services expected of an advisor of an investment vehicle such as the Partnership, and that the level of services provided by the

31

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Approval of Investment Management Agreements (Continued)

(Unaudited)

Investment Manager and Co-Manager had not diminished over the past year and was not expected to diminish in the future.

(b) Investment performance of the Partnership, the Investment Manager and the Co-Manager. The Independent Directors reviewed the past investment performance of the Partnership, both on an absolute basis and as compared to other funds that had invested in similar investments, as well as general market indices, and the Independent Directors noted that the Partnership had performed satisfactorily.

The Independent Directors then reviewed the Investment Manager’s and the Co-Manager’s performance with respect to the Partnership and other clients for which the Investment Manager provides investment advisory services. The Independent Directors recognized that past performance is not an indicator of future performance, but determined that such information was relevant and found that the Investment Manager and Co-Manager had the necessary expertise to continue to manage and/or provide advice with respect to the Partnership in accordance with its investment objectives and strategies.

(c) Cost of the services to be provided and profits to be realized by the Investment Manager and the Co-Manager from the relationship with the Partnership. Next, the Independent Directors considered the cost of the services provided by the Investment Manager and the Co-Manager. As part of their analysis, the Independent Directors gave substantial consideration to the fees payable to the Investment Manager and the Co-Manager. The Independent Directors noted the Investment Manager’s management fee and considered that the Investment Manager is entitled to a potential carried interest after a return to common shareholders. The Independent Directors also reviewed the amounts to be allocated to SVOF/MM, LLC, General Partner of the Partnership, pursuant to the terms of the Partnership Agreement of the Partnership in furtherance of the provisions of the Investment Management Agreement for the Partnership. The Independent Directors noted that the Co-Manager receives a portion of amounts allocated to SVOF/MM, LLC from the Partnership.

In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other comparable funds (the “Comparable Funds”) managed by the Investment Manager and by other managers. It was noted by the Independent Directors that each of the Comparable Funds were business development companies. Finally, the Independent Directors considered the fact that unlike some of the Comparable Funds, 100% of origination and similar fees are retained by the Partnership rather than by the Investment Manager or by the Comparable Fund and its advisor on a shared basis.

Based upon the foregoing, the Independent Directors concluded that the Investment Manager’s and Co-Manager’s management fee and carried interest entitlements were reasonable, compared to those of comparable unaffiliated funds and the management compensation received by the Investment Manager from other funds for which it provides advisory services.

32

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Approval of Investment Management Agreements (Continued)

(Unaudited)

The Independent Directors also reviewed information regarding the profitability to the Investment Manager of its relationship with the Partnership and information on the financial condition of the Investment Manager. The Independent Directors considered the level of the Investment Manager’s profits and whether the profits were reasonable. The profitability analysis took into consideration a review of the Investment Manager’s methodology for determining allocation of expenses. The Independent Directors found that the profits realized by the Investment Manager from its relationship with the Partnership were reasonable and consistent with the Investment Manager’s fiduciary duties. The Independent Directors noted that the Co-Manager had advised that it was unable to provide the Directors with the information requested on profitability to the Co-Manager of its relationship with the Partnership. The Independent Directors also found that the Investment Manager and Co-Manager each had the financial resources necessary to continue to carry out the Investment Manager’s functions under its respective Management Agreement with the Partnership.

(d) The extent to which economies of scale would be realized as the Partnership grows and whether fee levels would reflect such economies of scale. In light of the predetermined size for the Partnership and the policy of distributing all realized income, the Independent Directors determined that this factor was not relevant with respect to the current structure of the Partnership.

In considering the approval of the continuation of the Partnership’s Management Agreements, no single factor was determinative to the decision of the Directors. Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously determined that the terms of the Management Agreements are fair and reasonable to the Partnership and that the continuation of each of the Management Agreements for an additional annual period was in the best interests of the Partnership.

33

ITEM 2.	CODE OF ETHICS.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 6.	SCHEDULE OF INVESTMENTS

(a)	Included in Item 1 to this Semi-annual Shareholder Report.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable for filing of Semi-annual Report to Shareholders.

(b)	None.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)    (1) Not applicable for filing of Semi-annual Report to Shareholders.

(a)    (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)    (3) Not applicable.

(b)    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By:	/s/ Mark K. Holdsworth
Name:	Mark K. Holdsworth
Title:	Chief Executive Officer
Date:	September 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark K. Holdsworth
Name:	Mark K. Holdsworth
Title:	Chief Executive Officer
Date:	September 8, 2014

By:	/s/ Paul L. Davis
Name:	Paul L. Davis
Title:	Chief Financial Officer
Date:	September 8, 2014